Cover	Feb. 14, 2025
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Feb. 14, 2025
Entity File Number	001-41106
Entity Registrant Name	Incannex Healthcare Inc.
Entity Central Index Key	0001873875
Entity Tax Identification Number	93-2403210
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	Suite 105
Entity Address, Address Line Two	8 Century Circuit Norwest
Entity Address, City or Town	NSW
Entity Address, Country	AU
Entity Address, Postal Zip Code	2153
City Area Code	+61
Local Phone Number	409 840 786
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, $0.0001 par value per share
Trading Symbol	IXHL
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false